HSBC Holdings' subsidiaries, joint ventures and associates	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
HSBC Holdings' subsidiaries, joint ventures and associates

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2023	2022
	$m	$m
Interests in associates	27,200	29,127
Interests in joint ventures	144	127
Interests in associates and joint ventures	27,344	29,254

Principal associates of HSBC
	2023		2022
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,210	8,812	23,307	8,141
Saudi Awwal Bank	4,659	6,438	4,494	6,602
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2023
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	19.03
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1  There has been no percentage change in HSBC’s shareholding interest in the principal associates when compared with 2022.

Share of profit in associates and joint ventures
	2023	2022
	$m	$m
Bank of Communications Co., Limited	2,250	2,377
Saudi Awwal Bank	538	342
Other associates and joint ventures	19	4
Share of profit in associates and joint ventures	2,807	2,723
Less: Impairment of interest in BoCom	(3,000)	—
A list of all associates and joint ventures is set out in Note 40.
Bank of Communications Co., Limited
We maintain a 19.03% interest in Bank of Communications Co., Limited (‘BoCom’). The Group’s investment in BoCom is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including representation on BoCom’s Board of Directors and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
The fair value of the Group’s investment in BoCom had been below the carrying amount for approximately 12 years. We have previously disclosed that the excess of the value in use (‘VIU’) calculation over its balance sheet value has been marginal in recent years, and that reasonably possible changes in assumptions could generate an impairment.
Recent macroeconomic, policy and industry-wide factors resulted in a wider range of possible VIU calculation outcomes, and our VIU calculation uses both historical experience and market participant views to estimate future cash flows, relevant discount rates and associated capital assumptions. At 31 December 2023, the Group performed an impairment test on the carrying amount, which resulted in an impairment of
$3.0bn, as the recoverable amount as determined by a VIU calculation was lower than the carrying value.

	At 31 Dec 2023			At 31 Dec 2022
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.2	21.2	8.8	23.5	23.3	8.1
.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying value.
The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Significant management judgement is required in arriving at the best estimate.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term is lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in mainland China. As a result of management‘s intent to continue to retain its investment, earnings beyond the short to medium term are then extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the
CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value in use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3% (2022: 3%) for periods after 2027, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3% (2022: 3%) for periods after 2027, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.
–Discount rate: 9.00% (2022: 10.04%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 7.9% to 9.7% (2022: 8.4% to 10.4%) indicated by the CAPM, and decreased as a consequence of a market-driven reduction in beta. While the CAPM range sits at the lower end of the range adopted by selected external analysts of 8.8% to 13.5%
(2022: 8.8% to 13.5%), we continue to regard the CAPM range as the most appropriate basis for determining this assumption.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.80% to 0.97% (2022: 0.99% to 1.05%) in the short to medium term, reflecting reported credit experience in mainland China. For periods after 2027, the ratio is 0.97% (2022: 0.97%), which is higher than BoCom’s average ECL as a percentage of loans and advances to customers in recent years prior to the pandemic.
–Risk-weighted assets as a percentage of total assets: ranges from 62.0% to 63.7% (2022: 61.0% to 64.4%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after 2027, the ratio is 62.0% (2022: 61.0%), which is similar to BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 9.0% to 10.0% (2022: 7.1% to 11.0%) in the short to medium term, reflecting higher growth rate in loans and advances to customers as a result of recent macroeconomic, policy and industry factors in mainland China.
Increases in the forecast growth rate of loans and advances to customers results in higher forecast ECL.
–Operating income growth rate: ranges from -0.4% to 9.7% (2022: 1.9% to 7.7%) in the short to medium term, which is lower than BoCom’s actual results in recent years, and is impacted by projections of net interest income in the short term as a consequence of recent macroeconomic, policy and industry factors in mainland China.
–Cost-income ratio: ranges from 35.5% to 39.8% (2022: 35.5% to 36.3%) in the short to medium term. These ratios are higher than BoCom‘s actual results in recent years and forecasts disclosed by external analysts.
–Effective tax rate (‘ETR’): ranges from 5.3% to 15.0% (2022: 4.4% to 15.0%) in the short to medium term, reflecting BoCom’s actual results and an expected increase towards the long-term assumption through the forecast period. For periods after 2027, the rate is 15.0%
(2022: 15.0%), which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20
(‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (2022: 12.5%) and tier 1 capital adequacy ratio of 9.5% (2022: 9.5%), based on
BoCom’s capital risk appetite and capital requirements respectively.
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the
VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. Loans and advances to customers growth rate has been added to the list of key assumptions detailed in the table to reflect the greater potential variability associated with the assumption as a result of recent macroeconomic, policy and industry factors in mainland China. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period. Unless specified, favourable and unfavourable changes are consistently applied throughout short-to-medium and long-term forecast years, based on a straight-line average of the base case assumption.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2023
Long-term profit growth rate[1]	58	3.3	24.5	(79)	(3.4)	17.8
Long-term asset growth rate[1]	(79)	4.5	25.7	58	(4.0)	17.2
Discount rate	(110)	4.5	25.7	280	(6.1)	15.1
Expected credit losses as a percentage of loans and advances to customers	2023 to 2027: 78 2028 onwards: 91	2.9	24.1	2023 to 2027: 120 2028 onwards: 104	(4.4)	16.8
Risk-weighted assets as a percentage of total assets	(150)	0.9	22.1	216	(1.6)	19.6
Loans and advances to customers growth rate	(213)	3.2	24.4	207	(2.9)	18.3
Operating income growth rate	57	2.6	23.8	(81)	(2.6)	18.6
Cost-income ratio	(212)	0.8	22.0	99	(2.9)	18.3
Long-term effective tax rate	(426)	1.6	22.8	1,000	(3.5)	17.7
Capital requirements – capital adequacy ratio	—	—	21.2	215	(7.5)	13.7
Capital requirements – tier 1 capital adequacy ratio	—	—	21.2	248	(3.7)	17.5
At 31 Dec 2022
Long-term profit growth rate[1]	75	3.6	27.1	(71)	(2.7)	20.8
Long-term asset growth rate[1]	(71)	3.1	26.6	75	(4.1)	19.4
Discount rate	(164)	6.9	30.4	136	(3.7)	19.8
Expected credit losses as a percentage of loans and advances to customers	2022 to 2026: 95 2027 onwards: 91	1.9	25.4	2022 to 2026: 120 2027 onwards: 104	(2.9)	20.6
Risk-weighted assets as a percentage of total assets	(118)	0.1	23.6	239	(2.3)	21.2
Loans and advances to customers growth rate	(75)	1.1	24.6	295	(3.2)	20.3
Operating income growth rate	44	1.3	24.8	(83)	(2.5)	21.0
Cost-income ratio	(122)	1.0	24.5	174	(2.1)	21.4
Long-term effective tax rate	(426)	1.5	25.0	1,000	(3.6)	19.9
Capital requirements – capital adequacy ratio	—	—	23.5	191	(6.3)	17.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.5	266	(3.2)	20.3
1  The favourable and unfavourable ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is
$13.1bn to $28.8bn (2022: $16.9bn to $28.7bn), acknowledging that the fair value of the Group’s investment has ranged from $6.8bn to $11.6bn over the last five years as at the date of the impairment tests. The possible range of VIU is based on impacts set out in the table above arising from the favourable/unfavourable change in the earnings in the short to medium term, the long-term expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. All other long-term assumptions, and the basis of the
CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2023, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2023, taking into account any known changes in the subsequent period from 1 October 2023 to 31 December 2023 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep	At 31 Dec
	2023	2022
	$m	$m
Cash and balances at central banks	112,800	116,942
Due from and placements with banks and other financial institutions	100,464	100,160
Loans and advances to customers	1,087,613	1,035,151
Other financial assets	587,949	583,898
Other assets	59,215	48,796
Total assets	1,948,041	1,884,947
Due to and placements from banks and other financial institutions	292,065	295,205
Deposits from customers	1,216,611	1,153,184
Other financial liabilities	251,246	249,230
Other liabilities	36,776	37,153
Total liabilities	1,796,698	1,734,772
Total equity	151,343	150,175

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2023	2022
	$m	$m
HSBC’s share of total shareholders’ equity	23,746	22,828
Goodwill originally arising on acquisition	464	479
Impairment	(3,000)	—
Carrying amount	21,210	23,307

Selected income statement information of BoCom
	For the 9 months ended 30 Sep
	2023	2022
	$m	$m
Net interest income	17,519	19,004
Net fee and commission income	4,815	5,181
Credit and impairment losses	(6,836)	(7,641)
Depreciation and amortisation	(1,977)	(1,785)
Tax expense	(552)	(436)
Profit for the year	9,835	10,102
Other comprehensive income	631	(37)
Total comprehensive income	10,466	10,065
Dividends received from BoCom	736	749
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of 31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 31 December 2023. The fair value of the Group’s investment in SAB of $6.4bn was above the carrying amount of $4.7bn.

20	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2023	3.6	7.8	5.5	8.2	25.1
At 31 Dec 2022	4.2	7.2	4.8	7.5	23.7
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
–At 31 December 2023, Solitaire, HSBC’s principal SIC, held $1.0bn of ABSs (2022: $1.3bn). It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. At 31 December 2023, HSBC held $1.3bn of CP (2022: $1.5bn).
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $6.1bn at 31 December 2023 (2022: $6.2bn). First
loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	120	337	1,271	42	1,770
500–2,000	4	96	1,069	3	1,172
2,000–5,000	—	39	418	—	457
5,000–25,000	—	24	217	—	241
25,000+	—	3	11	—	14
Number of entities at 31 Dec 2023	124	499	2,986	45	3,654
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.2	13.9	20.7	3.3	41.1
– trading assets	—	0.6	—	—	0.6
– financial assets designated and otherwise mandatorily measured at fair value	—	12.6	19.7	—	32.3
– loans and advances to customers	3.2	—	0.6	2.5	6.3
– financial investments	—	0.7	0.4	—	1.1
– other assets	—	—	—	0.8	0.8
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.1	1.9	5.0	1.2	8.2
HSBC’s maximum exposure at 31 Dec 2023	3.3	15.8	25.7	4.2	49.0

Total asset values of the entities ($m)
0–500	85	338	1,321	41	1,785
500–2,000	8	102	929	4	1,043
2,000–5,000	—	28	388	—	416
5,000–25,000	—	18	206	—	224
25,000+	—	5	24	—	29
Number of entities at 31 Dec 2022	93	491	2,868	45	3,497
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.5	10.7	19.7	2.6	35.5
– trading assets	—	0.4	0.1	—	0.5
– financial assets designated and otherwise mandatorily measured at fair value	—	9.7	18.7	—	28.4
– loans and advances to customers	2.5	—	0.5	1.9	4.9
– financial investments	—	0.6	0.4	—	1
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.2	1.5	4.6	1.8	8.1
HSBC’s maximum exposure at 31 Dec 2022	2.7	12.2	24.3	4	43.2
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
–For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
–For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying amount of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group’s exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 131.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2023 and 2022 was not significant.

40	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2023 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF SPV LLC	100.00		1, 15
AI Nominees (UK) One Limited	100.00		1, 16
AI Nominees (UK) Two Limited	100.00		116
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		17
Assetfinance December (F) Limited	100.00		18
Assetfinance December (H) Limited	100.00		16
Assetfinance December (P) Limited	100.00		16
Assetfinance December (R) Limited	100.00		16
Assetfinance June (A) Limited	100.00		16
Assetfinance June (D) Limited	100.00		18
Assetfinance Limited (In Liquidation)	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		18
Assetfinance March (F) Limited	100.00		16
Assetfinance September (F) Limited	100.00		16
Assetfinance September (G) Limited	100.00		18
B&Q Financial Services Limited	100.00		16
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Beau Soleil Limited Partnership	N/A		0, 24
Beijing HSBC Real Estate Leasing Company Limited	100.00		1, 12, 25
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 26
BentallGreenOak China Real Estate Investments, L.P.	N/A		0, 1, 27
Canada Crescent Nominees (UK) Limited	100.00		16
Canada Square Nominees (UK) Limited	100.00		16
Canada Water Nominees (UK) Limited (In Liquidation)	100.00		19
Capco/Cove, Inc.	100.00		28
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		29
CCF & Partners Asset Management Limited	100.00	(99.99)	16
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		30
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	16
Charterhouse Management Services Limited	100.00	(99.99)	16
Charterhouse Pensions Limited	100.00		16
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 31
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 32
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 33
COIF Nominees Limited	N/A		0, 16
Corsair IV Financial Services Capital Partners - B LP	N/A		0, 1, 34
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 35
Decision One Mortgage Company, LLC	N/A		0, 36
Dempar 1	100.00	(99.99)	4, 37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	17
Electronic Data Process México, S.A. de C.V.	100.00		1, 38
Eton Corporate Services Limited	100.00		22
Flandres Contentieux S.A.	100.00	(99.99)	4, 37
Foncière Elysées	100.00	(99.99)	4, 37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 39
Fulcher Enterprises Company Limited	100.00	(62.14)	40
Fundacion HSBC, A.C.	100.00	(99.99)	11, 17
Giller Ltd.	100.00		28

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		16
Grupo Financiero HSBC, S. A. de C. V.	99.99		17
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 41
Guangzhou HSBC Real Estate Company Ltd (广州汇丰房地产有限公司)	100.00		1, 12, 42
Hang Seng (Nominee) Limited	100.00	(62.14)	40
Hang Seng Bank (China) Limited	N/A		0, 12, 43
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	40
Hang Seng Bank Limited	62.14		40
Hang Seng Bullion Company Limited	100.00	(62.14)	40
Hang Seng Credit Limited	100.00	(62.14)	40
Hang Seng Data Services Limited	100.00	(62.14)	40
Hang Seng Finance Limited	100.00	(62.14)	40
Hang Seng Financial Information Limited	100.00	(62.14)	40
Hang Seng Indexes (Netherlands) B.V.	N/A		0, 1, 44
Hang Seng Indexes Company Limited	100.00	(62.14)	40
Hang Seng Insurance Company Limited	100.00	(62.14)	40
Hang Seng Investment Management Limited	100.00	(62.14)	40
Hang Seng Investment Services Limited	100.00	(62.14)	40
Hang Seng Qianhai Fund Management Company Limited	N/A		0, 12, 45
Hang Seng Real Estate Management Limited	100.00	(62.14)	40
Hang Seng Securities Limited	100.00	(62.14)	40
Hang Seng Security Management Limited	100.00	(62.14)	40
HASE Wealth Limited	100.00	(62.14)	1, 40
Haseba Investment Company Limited	100.00	(62.14)	40
HFC Bank Limited (In Liquidation)	100.00		19
High Time Investments Limited	100.00	(62.14)	40
HLF	100.00	(99.99)	4, 37
Honey Blue Enterprises Limited (亨京企業有 限公司)	100.00		1, 46
Honey Green Enterprises Ltd.	100.00		47
Honey Grey Enterprises Limited (亨穗企業有 限公司)	100.00		1, 48
Honey Silver Enterprises Limited (亨深企業有 限公司)	100.00		1, 48
Household International Europe Limited (In Liquidation)	100.00		5, 49
Household Pooling Corporation	100.00		50
Housing (USA) LLP	N/A		0, 1, 29
HSBC (BGF) Investments Limited	100.00		16
HSBC (General Partner) Limited	100.00		2, 51
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		52
HSBC (Malaysia) Trustee Berhad	100.00		53
HSBC (Singapore) Nominees Pte Ltd	100.00		54
HSBC Agency (India) Private Limited	100.00		55
HSBC Alternative Investments Limited	100.00		16
HSBC Amanah Malaysia Berhad	100.00		52
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		56
HSBC Asia Holdings B.V.	100.00		16
HSBC Asia Holdings Limited	100.00		2, 48
HSBC Asia Pacific Holdings (UK) Limited	100.00		5, 16
HSBC Asset Finance (UK) Limited	100.00		16
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		16
HSBC Asset Management (Fund Services UK) Limited	100.00		1, 16
HSBC Asset Management (India) Private Limited	99.99		3, 57
HSBC Asset Management (Japan) Limited	100.00		58
HSBC Assurances Vie (France)	100.00	(99.99)	4, 59
HSBC Australia Holdings Pty Limited	100.00		5, 60

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC BANK (CHILE)	100.00		61
HSBC Bank (China) Company Limited	N/A		0, 12, 62
HSBC Bank (General Partner) Limited	100.00		51
HSBC Bank (Mauritius) Limited	100.00		63
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 64
HSBC Bank (Singapore) Limited	100.00		54
HSBC Bank (Taiwan) Limited	100.00		65
HSBC Bank (Uruguay) S.A.	100.00		66
HSBC Bank (Vietnam) Ltd.	100.00		67
HSBC Bank A.S.	100.00	(99.99)	68
HSBC Bank Argentina S.A.	99.99		56
HSBC Bank Armenia cjsc	100.00		69
HSBC Bank Australia Limited	100.00		60
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		3, 70
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 51
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 51
HSBC Bank Egypt S.A.E	99.62	(94.54)	71
HSBC Bank Malaysia Berhad	100.00		3, 52
HSBC Bank Malta p.l.c.	70.03		72
HSBC Bank Middle East Limited	100.00		3, 73
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		74
HSBC Bank Pension Trust (UK) Limited	100.00		16
HSBC Bank plc	100.00		2, 3, 16
HSBC Bank USA, National Association	100.00		3, 75
HSBC Branch Nominee (UK) Limited	100.00		18
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		48
HSBC Broking Futures (Asia) Limited	100.00		48
HSBC Broking Futures (Hong Kong) Limited	100.00		48
HSBC Broking Securities (Asia) Limited	100.00		48
HSBC Broking Securities (Hong Kong) Limited	100.00		48
HSBC Broking Services (Asia) Limited	100.00		48
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		76
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 76
HSBC Capital (USA), Inc.	100.00		3, 15
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 51
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Cayman Limited	100.00		192
HSBC Cayman Services Limited	100.00		77
HSBC City Funding Holdings (In Liquidation)	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		16
HSBC Client Nominee (Jersey) Limited	100.00		78
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		4, 37
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		52
HSBC Corporate Finance (Hong Kong) Limited	100.00		48
HSBC Corporate Secretary (UK) Limited	100.00		1, 2, 16
HSBC Corporate Services (Shanghai) Co., Ltd	N/A		0, 1, 79
HSBC Corporate Trustee Company (UK) Limited	100.00		16
HSBC Custody Nominees (Australia) Limited	100.00		60
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		80
HSBC Diversified Loan Fund General Partner Sarl	N/A		0, 81
HSBC Electronic Data Processing (Guangdong) Limited	N/A		0, 12, 82
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		83
HSBC Electronic Data Processing (Philippines), Inc.	99.99		84

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing India Private Limited	100.00		85
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		86
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		87
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 59
HSBC Equipment Finance (UK) Limited	100.00		18
HSBC Equity (UK) Limited	100.00		16
HSBC Europe B.V.	100.00		16
HSBC Executor & Trustee Company (UK) Limited	100.00		18
HSBC Factoring (France)	100.00	(99.99)	4, 37
HSBC Finance (Netherlands)	100.00		2, 16
HSBC Finance Corporation	100.00		3, 15
HSBC Finance Limited	100.00		16
HSBC Finance Mortgages Inc.	100.00		88
HSBC Finance Transformation (UK) Limited	100.00		16
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		1, 54
HSBC Financial Services (Lebanon) s.a.l.	99.80		89
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		90
HSBC FinTech Services (Shanghai) Company Limited	N/A		0, 1, 91
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		70
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	6, 92
HSBC Global Asset Management (France)	100.00	(99.99)	4, 59
HSBC Global Asset Management (Hong Kong) Limited	100.00		24
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	93
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Global Asset Management (Singapore) Limited	100.00		54
HSBC Global Asset Management (Switzerland) AG	100.00		4, 94
HSBC Global Asset Management (Taiwan) Limited	100.00		95
HSBC Global Asset Management (UK) Limited	100.00		16
HSBC Global Asset Management (USA) Inc.	100.00		96
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	97
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		98
HSBC Global Asset Management Limited	100.00		2, 16
HSBC Global Custody Nominee (UK) Limited	100.00		16
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 16
HSBC Global Services (Canada) Limited	100.00		88
HSBC Global Services (China) Holdings Limited	100.00		16
HSBC Global Services (Hong Kong) Limited	100.00		99
HSBC Global Services (UK) Limited	100.00		16
HSBC Global Services Limited	100.00		2, 16
HSBC Group Management Services Limited	100.00		16
HSBC Group Nominees UK Limited	100.00		2, 16
HSBC Holdings B.V.	100.00		16
HSBC IM Pension Trust Limited	100.00		16
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 1, 100
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 1, 100

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Infrastructure Limited (In Liquidation)	100.00		19
HSBC Innovation Bank Limited	100.00		1, 101
HSBC INSN (Non Operating) Pte. Ltd. (In Liquidation)	100.00		54
HSBC Institutional Trust Services (Asia) Limited	100.00		48
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Mauritius) Limited	100.00		102
HSBC Institutional Trust Services (Singapore) Limited	100.00		54
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		103
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Bermuda) Limited	100.00		105
HSBC Insurance Agency (USA) Inc.	100.00		106
HSBC Insurance Brokerage Company Limited	N/A		0, 1, 107
HSBC Insurance Brokers Greater China Limited	100.00		1, 108
HSBC Insurance Holdings Limited (In Liquidation)	100.00		2, 16
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		1, 109
HSBC Insurance Services Holdings Limited	100.00		16
HSBC International Finance Corporation (Delaware)	100.00		110
HSBC International Trustee (BVI) Limited	100.00		10, 111
HSBC International Trustee (Holdings) Pte. Limited	100.00		54
HSBC International Trustee Limited	100.00		112
HSBC Inversiones S.A.	100.00		61
HSBC InvestDirect (India) Private Limited	99.99		57
HSBC InvestDirect Financial Services (India) Limited	99.99		57
HSBC InvestDirect Sales & Marketing (India) Limited	98.99		113
HSBC InvestDirect Securities (India) Private Limited	99.99		57
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		114
HSBC Investment Bank Holdings B.V.	100.00		16
HSBC Investment Bank Holdings Limited	100.00		16
HSBC Investment Company Limited	100.00		2, 16
HSBC Investment Funds (Canada) Inc.	100.00		5, 115
HSBC Investment Funds (Hong Kong) Limited	100.00		24
HSBC Investment Funds (Luxembourg) SA	100.00		116
HSBC Invoice Finance (UK) Limited	100.00		18
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		16
HSBC Issuer Services Depositary Nominee (UK) Limited (In Liquidation)	100.00		19
HSBC Latin America B.V.	100.00		16
HSBC Latin America Holdings (UK) Limited	100.00		2, 16
HSBC Leasing (Asia) Limited	100.00		48
HSBC Life (Bermuda) Limited	100.00		1, 23
HSBC Life (Cornell Centre) Limited	100.00		104
HSBC Life (Edwick Centre) Limited	100.00		104
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		104
HSBC Life (Singapore) Pte. Ltd.	100.00		1, 54
HSBC Life (Tsing Yi Industrial) Limited	100.00		104
HSBC Life (UK) Limited	100.00		16
HSBC Life (Workshop) Limited	100.00		1, 104
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	93
HSBC Life Insurance Company Limited	N/A		0, 12, 117
HSBC LU Nominees Limited	100.00		16
HSBC Management (Guernsey) Limited	100.00		118

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Markets (USA) Inc.	100.00		15
HSBC Marking Name Nominee (UK) Limited	100.00		16
HSBC Master Trust Trustee Limited	100.00		16
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		17
HSBC Middle East Asset CO. LLC	100.00		119
HSBC Middle East Holdings B.V.	100.00		2, 3, 73
HSBC Middle East Leasing Partnership	N/A		0, 120
HSBC Middle East Securities L.L.C	100.00		121
HSBC Mortgage Corporation (Canada)	100.00		122
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		52
HSBC Nominees (Hong Kong) Limited	100.00		48
HSBC Nominees (New Zealand) Limited	100.00		123
HSBC Nominees (Tempatan) Sdn Bhd	100.00		52
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	100.00	(99.99)	6, 92
HSBC Overseas Holdings (UK) Limited	100.00		2, 3, 16
HSBC Overseas Investments Corporation (New York)	100.00		124
HSBC Overseas Nominee (UK) Limited	100.00		16
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	56
HSBC PB Corporate Services 1 Limited	100.00		125
HSBC PB Services (Suisse) SA	100.00		126
HSBC Pension Trust (Ireland) DAC	100.00		127
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	17
HSBC Philanthropy Foundation Beijing	N/A		0, 191
HSBC PI Holdings (Mauritius) Limited	100.00		128
HSBC Portfoy Yonetimi A.S.	100.00		129
HSBC Preferential LP (UK)	100.00		16
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	116
HSBC Private Bank (Suisse) SA	100.00		130
HSBC Private Bank (UK) Limited	100.00		16
HSBC Private Banking Holdings (Suisse) SA	100.00		126
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		125
HSBC Private Equity Investments (UK) Limited	100.00		16
HSBC Private Investment Counsel (Canada) Inc.	100.00		3, 115
HSBC Private Markets Management SARL	N/A		0, 1, 131
HSBC Private Trustee (Hong Kong) Limited	100.00		48
HSBC Professional Services (India) Private Limited	100.00		132
HSBC Property (UK) Limited	100.00		16
HSBC Property Funds (Holding) Limited	100.00		16
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		48
HSBC Qianhai Securities Limited	N/A		0, 12, 133
HSBC Real Estate Leasing (France)	100.00	(99.99)	4, 37
HSBC REGIO Fund General Partner S.à r.l.	N/A		0, 1, 100
HSBC REIM (France)	100.00	(99.99)	4, 59
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 16
HSBC Retirement Services Limited	100.00		1, 16
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.18)	134
HSBC Savings Bank (Philippines) Inc.	99.99		135
HSBC Securities (Canada) Inc.	100.00		88
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	71
HSBC Securities (Japan) Co., Ltd.	100.00		1, 58
HSBC Securities (Japan) Limited (In Liquidation)	100.00		16
HSBC Securities (Singapore) Pte Limited	100.00		54
HSBC Securities (South Africa) (Pty) Limited	100.00		136
HSBC Securities (Taiwan) Corporation Limited	100.00		65

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities (USA) Inc.	100.00		15
HSBC Securities and Capital Markets (India) Private Limited	99.99		5, 113
HSBC Securities Brokers (Asia) Limited	100.00		48
HSBC Securities Investments (Asia) Limited	100.00		48
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		127
HSBC Securities Services (Luxembourg) S.A.	100.00		116
HSBC Securities Services Holdings (Ireland) DAC	100.00		127
HSBC Securities Services Nominees Limited	100.00		1, 48
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	56
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	56
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 6, 92
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		137
HSBC Services (France)	100.00	(99.99)	4, 37
HSBC Services Japan Limited	100.00		138
HSBC Services USA Inc.	100.00		139
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	17
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC SFH (France)	100.00	(99.99)	59
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	N/A		0, 12, 140
HSBC Software Development (India) Private Limited	100.00	(99.99)	141
HSBC Software Development (Malaysia) Sdn Bhd	100.00		83
HSBC Specialist Investments Limited	100.00		3, 16
HSBC Technology & Services (China) Limited	N/A		0, 12, 142
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Transaction Services GmbH	100.00	(99.99)	6, 92
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	143
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	92
HSBC Trinkhaus & Burkhardt GmbH	100.00	(99.99)	1, 6, 144
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	6, 92
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	6, 92
HSBC Trust Company (Canada)	100.00		122
HSBC Trust Company (Delaware), National Association	100.00		110
HSBC Trust Company (UK) Limited	100.00		16
HSBC Trustee (C.I.) Limited	100.00		125
HSBC Trustee (Cayman) Limited	100.00		145
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		48
HSBC Trustee (Singapore) Limited	100.00		54
HSBC UK Bank plc	100.00		2, 18
HSBC UK Client Nominee Limited	100.00		18
HSBC UK Holdings Limited (In Liquidation)	100.00		2, 3, 146
HSBC UK Societal Projects Limited	N/A		0, 1, 18
HSBC USA Inc.	100.00		3, 124
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		80
HSBC Wealth Client Nominee Limited	100.00		1, 18
HSBC Yatirim Menkul Degerler A.S.	100.00		68
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	40
HSIL Investments Limited	100.00		16
Hubei Macheng HSBC Rural Bank Company Limited	N/A		0, 12, 147
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	N/A		0, 12, 148

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hubei Tianmen HSBC Rural Bank Company Limited	N/A		0, 12, 149
Hunan Pingjiang HSBC Rural Bank Company Limited	N/A		0, 12, 150
Imenson Limited	100.00	(62.14)	40
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	92
Inmobiliaria Bisa, S.A. de C.V.	99.98		17
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	17
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	17
James Capel (Nominees) Limited	100.00		16
James Capel (Taiwan) Nominees Limited	100.00		16
John Lewis Financial Services Limited	100.00		16
Keyser Ullmann Limited	100.00	(99.99)	16
Lion Corporate Services Limited	100.00		48
Lion International Corporate Services Limited	100.00		1, 151
Lion International Management Limited	100.00		151
Lion Management (Hong Kong) Limited	100.00		1, 48
Lyndholme Limited	100.00		48
Marks and Spencer Financial Services plc	100.00		152
Marks and Spencer Unit Trust Management Limited	100.00		152
Midcorp Limited	100.00		16
Midland Bank (Branch Nominees) Limited	100.00		18
Midland Nominees Limited	100.00		18
MP Payments Group Limited	100.00		1, 16
MP Payments Netherlands B.V.	100.00		1, 153
MP Payments Operations Limited	100.00		1, 16
MP Payments Singapore Pte. Ltd.	100.00		1, 154
MP Payments UK Limited	100.00		1, 16
MW Gestion SA	100.00		56
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		16
PT Bank HSBC Indonesia	99.99	(98.93)	155
PT HSBC Sekuritas Indonesia	100.00	(85.00)	155
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
RLUKREF Nominees (UK) One Limited	100.00		1, 16
RLUKREF Nominees (UK) Two Limited	100.00		1, 16
S.A.P.C. - Ufipro Recouvrement	99.99		11, 37
Saf Baiyun	100.00	(99.99)	4, 37
Saf Guangzhou	100.00	(99.99)	4, 37
SCI HSBC Assurances Immo	100.00	(99.99)	11, 59
Serai Limited	100.00		48
Serai Technology Development (Shanghai) Limited (丝睿科技开发（上海）有限公司)	N/A		0, 1, 12, 156
SFM	100.00	(99.99)	4, 37
SFSS Nominees (Pty) Limited	100.00		136
Shandong Rongcheng HSBC Rural Bank Company Limited	N/A		0, 12, 157
Shenzhen HSBC Development Company Ltd	N/A		0, 1, 12, 158
Sico Limited	100.00		159
SNC Les Oliviers D'Antibes	60.00	(59.99)	11, 59
SNCB/M6-2008 A	100.00	(99.99)	4, 37
SNCB/M6-2007 A	100.00	(99.99)	4, 37
SNCB/M6-2007 B	100.00	(99.99)	4, 37
Société Française et Suisse	100.00	(99.99)	4, 37
Somers Dublin DAC	100.00	(99.99)	127
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	4, 37
South Yorkshire Light Rail Limited	100.00		16
St Cross Trustees Limited	100.00		18
Sterling Credit Limited	100.00		183
Sun Hung Kai Development (Lujiazui III) Limited	N/A		0, 12, 160

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Swan National Limited (In Liquidation)	100.00		19
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 48
The Venture Catalysts Limited (In Liquidation)	100.00		19
Tooley Street View Limited	100.00		2, 16
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	6, 92
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	6, 92
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	6, 92
Trinkaus Private Equity Management GmbH	100.00	(99.99)	6, 92
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	6, 92
Turnsonic (Nominees) Limited	100.00		18
Valeurs Mobilières Elysées	100.00	(99.99)	4, 37
Wardley Limited	100.00		48
Wayfoong Nominees Limited	100.00		48
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	40
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Climate Asset Management Limited	40.00	1, 161
Global Payments Technology Mexico S.A. De C.V	50.00	162
HCM Holdings Limited (In Liquidation)	50.99	19
MK HoldCo Limited	50.32	1, 163
Pentagreen Capital Pte. Ltd	50.00	1, 164
ProServe Bermuda Limited	50.00	165
The London Silver Market Fixing Limited	N/A	0, 1, 166
Vaultex UK Limited	50.00	167
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	168
Barrowgate Limited	15.31	169
BGF Group plc	24.62	170
Bud Financial Limited	4.84	1, 171
Canara HSBC Life Insurance Company Limited	26.00	172
Contour Pte Ltd	9.87	1, 173
Divido Financial Services Limited	7.70	1, 174
Electronic Payment Services Company (Hong Kong) Limited	38.66	48
Episode Six Inc.	5.69	1, 175
EPS Company (Hong Kong) Limited	38.66	48
Euro Secured Notes Issuer	16.67	176
HSBC Jintrust Fund Management Company Limited	N/A	0, 177
HSBC UK Covered Bonds (LM) Limited	20.00	1, 178
HSBC UK Covered Bonds LLP	N/A	0, 1, 18
Liquidity Match LLC	N/A	0, 1, 179
London Precious Metals Clearing Limited	30.00	1, 180
MENA Infrastructure Fund (GP) Ltd	33.33	181
Monese Ltd	5.39	1, 182
Quantexa Ltd	9.36	183
RadiantESG Global Investors LLC	N/A	0, 1, 184
Saudi Awwal Bank	31.00	186
Services Epargne Entreprise	14.18	187
The London Gold Market Fixing Limited	N/A	0, 188
Threadneedle Software Holdings Limited	7.10	1, 189
Trade Information Network Limited	12.76	1, 161
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 92
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	1, 190

Footnotes for Note 40
Description of shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in
Note 1.2(a).

1
Management has determined that these undertakings are
excluded from consolidation in the Group accounts as these
entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered offices
15	c/o The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
16	8 Canada Square, London, United Kingdom, E14 5HQ
17	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
18	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
19	C/O Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
20	5 Donegal Square South , Northern Ireland, Belfast, United Kingdom, BT1 5JP
21	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
22	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
23	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
24	HSBC Main Building, 1 Queen's Road Central, Hong Kong
25	2401-55 24/F, Office Tower Two 1 Jianguomenwai Street, Chaoyang District, Beijing, China
26	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
27	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
28	2929 Walden Avenue, Depew, New York, United States of America, 14043
29	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
30	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
31	No 1, Bei Huan East Road Dazu County, Chongqing, China
32	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
33	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
34	c/o Walkers Corporate Services Limited Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005

Registered offices
35	First & Second Floor, No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
36	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States of America, 27615-6417
37	38 Avenue Kléber, Paris, France, 75116
38	Avenida de las Granjas 972, Building A, Floor 2, Colonia Santa Bárbara, Alcaldía Azcapotzalco, Mexico City, Mexico, 02230
39	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
40	83 Des Voeux Road Central, Hong Kong
41	No. 44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
42	Room 311, Cheng Hui No. 2, Nan Sha Street, Nan Sha District, Guangzhou, Guangdong, China
43	34/F, 36/F, Unit 031 of 45/F, and 46/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
44	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
45	1001 T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
46	1 Queen’s Road Central, Hong Kong
47	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
48	1 Queen's Road Central, Hong Kong
49	156 C/O Teneo Financial Advisory Limited, Great Charles Street, Queensway, West Midlands, Birmingham, United Kingdom, B3 3HN
50	701 S CARSON ST STE 200, Carson City, Nevada, United States of America, 89701
51	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
52	Level 21, Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
53	Level 19, Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
54	10 Marina Boulevard, #48-01 Marina Bay Financial Centre, Singapore, 018983
55	52/60, M G Road Fort, Mumbai, India, 400 001
56	557 Bouchard Level 20, Ciudad de Buenos Aires, Federal Capital, Argentina, C1106ABG
57	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
58	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
59	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
60	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
61	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
62	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
63	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
64	2 Paveletskaya Square Building 2, Moscow, Russia, 115054
65	54F, 7 Xinyi Road Sec. 5 Xinyi District, Taipei, Taiwan
66	1266 Dr Luis Bonativa 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
67	The Metropolitan 235 Dong Khoi Street, District 1, Ho Chi Minh City, Vietnam
68	Esentepe Mah. Büyükdere Caddesi No.128 Şişli, Istanbul, Turkiye, 34394
69	90 Area 42 Paronyan Street, Yerevan, Armenia, 0015
70	885 West Georgia Street 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
71	306 Corniche El Nil, Maadi, Egypt, 11728

Registered offices
72	116 Archbishop Street, Valletta, Malta
73	Unit 401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 30444, Dubai, United Arab Emirates
74	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
75	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
76	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6
77	P.O. Box 1109, Strathvale House, Ground floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1102
78	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
79	RM 2113 HSBC Building, Shanghai ifc, No. 8 Century Avenue, Pudong, Shanghai, China, 200120
80	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
81	49 avenue J.F. Kennedy, Luxembourg, 1855
82	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
83	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
84	Building C-1 UP Ayala Technohub, Commonwealth Avenue, Diliman, Quezon City, Metro Manila, Philippines
85	HSBC House Plot No.8 Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
86	Mireka City 324/9 Havelock Road, Colombo 05, Sri Lanka, 00500
87	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
88	16 York Street, 6th Floor, Toronto, Ontario, Canada, M5J 0E6
89	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597
90	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
91	Room 655, Building A, No.888 Huan Hu West 2nd Road, Lingang New Area, China (Shanghai) Pilot Free Trade Zone, Shanghai, China
92	Hansaallee 3, Düsseldorf, Germany, 40549
93	80 Mill Street, Qormi, Malta, QRM 3101
94	Gartenstrasse 26, Zurich, Switzerland, 8002
95	36F., No. 68 Sec. 5, Zhongxiao E. Rd., Xinyi Dist., Taipei City, Taiwan, 110419
96	452 Fifth Avenue, New York, United States of America, NY10018
97	Bouchard 557, Piso 18° , Cdad. Autónoma de Buenos Aires, Argentina, 1106
98	Mareva House 4 George Street, Nassau, Bahamas
99	1 Queen’s Road Central, Hong Kong
100	4 rue Peternelchen, Howald, Luxembourg, 2370
101	Alphabeta 14-18 Finsbury Square, London, United Kingdom, EC2A 1BR
102	IConEbene Rue de L’institut, Ebene, Mauritius
103	HSBC Main Building, 1 Queen's Road Central, Hong Kong
104	18th Floor Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
105	37 Front Street, Harbourview Center, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
106	CT Corporation System 28 Liberty Street, New York, New York, United States of America, 10005
107	Unit 201, Floor 2, Building 3 No. 12, Anxiang Street, Shunyi District, Beijing, China
108	HSBC Main Building, 1 Queen’s Road Central, Hong Kong
109	37 Front Street, Harbourview Centre, Ground Floor, Hamilton Pembroke, Bermuda, HM 11

Registered offices
110	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States of America, 19801
111	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
112	Craigmuir Chambers, Road Town Tortola, British Virgin Islands, VG1110
113	52/60 M G Road Fort, Mumbai, India, 400 001
114	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
115	300-885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
116	18 Boulevard de Kockelscheuer, Luxembourg, 1821
117	Unit 2002 of 20/F, Unit 2101 of 21/F HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
118	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
119	HSBC Tower, Downtown Dubai, P.O. Box 66. United Arab Emirates
120	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
121	Level 16, HSBC Tower, Downtown Dubai, P.O. Box 66, United Arab Emirates
122	885 West Georgia Street, Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
123	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
124	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
125	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
126	Quai des Bergues 9-17 , Geneva, Switzerland, 1201
127	1 Grand Canal Square Grand Canal Harbour, Dublin 2, Ireland, D02 P820
128	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
129	Esentepe Mah. Büyükdere Caddesi No.128, 34394, Şişli, Istanbul, Turkiye
130	Quai des Bergues 9-17, Geneva, Switzerland, 1201
131	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
132	52/60 M G Road, Fort, Mumbai, India, 400 001
133	Unit 2201, 22/F, Qianhai Chow Tai Fook Finance Tower (Phase I) No. 66 Shu Niu Avenue, Nanshan Subdistrict, the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone, the PRC, Shenzhen, China, 518054
134	HSBC Building 7267 Olaya - Al Murrooj , Riyadh, Kingdom of Saudi Arabia, 12283 - 2255
135	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
136	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
137	Kapelanka 42A , Krakow, Poland, 30-347
138	Mareva House, 4 George Street, Nassau, Bahamas
139	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
140	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
141	Business Bay, Wing 2 Tower B, Survey no 103, Hissa no. 2, Airport Road, Yerwada, Pune, India, 411006
142	Room 3102, L31 HSBC Building, Shanghai ifc, 8 Century Avenue, China (Shanghai) Free Trade Zone, Shanghai, China, 200120
143	16 Boulevard d'Avranches, Luxembourg, L-1160
144	3 Hansaallee, Düsseldorf, Nordrhein-Westfalen, Germany, 40549
145	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104

Registered offices
146	c/o Teneo Financial Advisory Limited The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
147	No. 56 Yu Rong Street, Macheng, China, 438300
148	No. 205 Lie Shan Road, Suizhou, Hubei, China
149	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
150	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
151	Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, VG1110
152	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
153	De Entree, 236 , Amsterdam, Netherlands, 1101 EE
154	10 Marina Boulevard, #48-01 Marina Bay Financial Centre, Singapore, 018983
155	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
156	Room 667, 6/F, Tower A, No. 8 Century Avenue, Pudong District, Shanghai, China
157	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
158	Room 1303-13062 Marine Center Main Tower, 59 Linhai Rd, Nanshan District, Shenzhen, China
159	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
160	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
161	3 More London Riverside, London, United Kingdom, SE1 2AQ
162	296, Floor 18, Office A Paseo de la Reforma, Mexico City, Mexico, 06600
163	35 Ballards Lane, London, United Kingdom, N3 1XW
164	1 Raffles Quay #23-01, Singapore, 048583
165	c/o MUFG Fund Services (Bermuda) Limited, Cedar House, 4th Floor North, 41 Cedar Avenue, Hamilton, Bermuda, HM12
166	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
167	All Saints Triangle Caledonian Road, London, United Kingdom, N1 9UT

168	188 Yin Cheng Zhong Lu (Shanghai) Pilot Free Trade Zone, China
169	50/F, Lee Garden One, 33 Hysan Avenue, Hong Kong
170	13-15 York Buildings, London, United Kingdom, WC2N 6JU
171	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
172	Unit No. 208, 2nd Floor, Kanchenjunga Building, 18 Barakhamba Road, New Delhi, India, 110001
173	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
174	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
175	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
176	3 Avenue de l'Opera , Paris, France, 75001
177	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
178	10th Floor 5 Churchill Place, London, United Kingdom, E14 5HU
179	100 Town Square Place, Suite 201, Jersey City, New Jersey, United States of America, 07310
180	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
181	Unit 705, Level 7, Currency House-Tower 2, Dubai International Financial Centre, P.O. BOX 506553, Dubai, United Arab Emirates
182	Eagle House, 163 City Road, London, United Kingdom, EC1V 1NR
183	Hill House, 1 Little New Street, London, United Kingdom, EC4A 3TR
184	4482 Deer Ridge Road, Danville, CA, Delaware, United States of America, 94506
185	9004 Al Ulaya - Al Olaya Dis. Unit no. 1, Riyadh, Kingdom of Saudi Arabia, 12214-2652
186	7206 Prince Abdul Aziz Bin Musaid Bin Jalawi, 4065 Al Murabba District, 12613 Riyadh, Kingdom of Saudi Arabia
187	32 Rue du Champ de Tir, Nantes, France, 44300
188	c/o Hackwood Secretaries Limited, One Silk Street, London, United Kingdom, EC2Y 8HQ
189	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
190	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
191	Meeting Room 18.R005, 18/F Fortune Financial Center, No. 5 Dongsanhuan Zhong Road, Chaoyang District, Beijing, 100020, China
192	P.O. Box, 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104